NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Statement Of Cash Flows Tables
Schedule of changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities

Due to related companies
CNY

At January 1, 2017	21,007
Changes from financing cash flows	12,630
Decrease arising from disposal of discontinued operations	(18,607)
Changes from operating activities	271
Foreign exchange movement	(1,554)
At December 31, 2017	13,747